Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2023		Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable				$ 40,673
Average fair value of trading derivatives, Unfavourable				39,481
Year-end fair value, Favourable		$ 51,340		55,699
Year-end fair value, Unfavourable		58,660		65,900
Net derivative financial instruments, Year-end fair value, Favourable	[1]	13,465		20,771
Net derivative financial instruments, Year-end fair value, Unfavourable	[1]	12,682		16,190
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		51,340		55,699	[2]
Year-end fair value, Unfavourable		58,660		65,900	[2]
Less impact of master netting and collateral Year-end fair value, Favourable		40,516	[3]	42,929
Less impact of master netting and collateral Year-end fair value, Unfavourable		40,516	[3]	42,929
Net derivative financial instruments, Year-end fair value, Favourable		10,824	[3]	12,770
Net derivative financial instruments, Year-end fair value, Unfavourable		18,144	[3]	22,971
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		35,211
Average fair value of trading derivatives, Unfavourable		33,414
Year-end fair value, Favourable		36,512		43,436	[2]
Year-end fair value, Unfavourable		36,018		40,685	[2]
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		14,828		12,263	[2]
Year-end fair value, Unfavourable		22,642		25,215	[2]
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		10,044
Average fair value of trading derivatives, Unfavourable		10,327
Year-end fair value, Favourable		10,385		10,080	[2]
Year-end fair value, Unfavourable		11,698		8,919	[2]
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		199
Average fair value of trading derivatives, Unfavourable		34
Year-end fair value, Favourable		128		311	[2]
Year-end fair value, Unfavourable	[2]			48
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		9,090
Average fair value of trading derivatives, Unfavourable		9,575
Year-end fair value, Favourable		8,844		8,385	[2]
Year-end fair value, Unfavourable		11,112		8,300	[2]
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		5,557		5,130	[2]
Year-end fair value, Unfavourable		13,383		13,935	[2]
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		755
Average fair value of trading derivatives, Unfavourable		718
Year-end fair value, Favourable		1,413		1,384	[2]
Year-end fair value, Unfavourable		586		571	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		19,137
Average fair value of trading derivatives, Unfavourable		17,460
Year-end fair value, Favourable		20,197		25,091	[2]
Year-end fair value, Unfavourable		18,838		24,426	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		9,270		7,132	[2]
Year-end fair value, Unfavourable		9,175		11,208	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		6,418
Average fair value of trading derivatives, Unfavourable		6,012
Year-end fair value, Favourable		7,319		8,624	[2]
Year-end fair value, Unfavourable		5,574		7,128	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		224		956	[2]
Year-end fair value, Unfavourable		667		1,078	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		12,129
Average fair value of trading derivatives, Unfavourable		10,888
Year-end fair value, Favourable		12,251		15,672	[2]
Year-end fair value, Unfavourable		12,663		16,722	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		9,046		6,176	[2]
Year-end fair value, Unfavourable		8,508		10,130	[2]
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		590
Average fair value of trading derivatives, Unfavourable		560
Year-end fair value, Favourable		627		795	[2]
Year-end fair value, Unfavourable		601		576	[2]
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		6,030
Average fair value of trading derivatives, Unfavourable		5,627
Year-end fair value, Favourable		5,930		8,265	[2]
Year-end fair value, Unfavourable		5,482		7,340	[2]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		2,607
Average fair value of trading derivatives, Unfavourable		3,125
Year-end fair value, Favourable		3,146		2,560	[2]
Year-end fair value, Unfavourable		3,174		3,648	[2]
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable		1		1	[2]
Year-end fair value, Unfavourable		84		72	[2]
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		503
Average fair value of trading derivatives, Unfavourable		26
Year-end fair value, Favourable		344		780	[2]
Year-end fair value, Unfavourable		28		25	[2]
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		2,920
Average fair value of trading derivatives, Unfavourable		2,476
Year-end fair value, Favourable		2,440		4,925	[2]
Year-end fair value, Unfavourable		$ 2,280		$ 3,667	[2]

[1]	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
[2]	The average fair value of trading derivatives’ market valuation for the year ended October 31, 2022 was: favourable $40,673 and unfavourable $39,481. Average fair value amounts are based on the latest 13 month-end balances.
[3]	Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.